UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-173

DODGE & COX FUNDS

(Exact name of registrant as specified in charter)

555 California Street, 40th Floor

San Francisco, CA 94104

(Address of principal executive offices)

Thomas M. Mistele, Esq.

Secretary

555 California Street, 40th Floor

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-981-1710

Date of fiscal year end: December 31, 2005

Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The following is the schedule of investments as of March 31, 2005 for the Dodge & Cox Funds, a Delaware statutory trust, consisting of four series: Dodge & Cox Stock Fund, Dodge & Cox International Stock Fund, Dodge & Cox Balanced Fund and Dodge & Cox Income Fund.

Dodge & Cox Stock Fund

Portfolio of Investments

(unaudited)	March 31, 2005

COMMON STOCKS: 93.7%

	SHARES	MARKET VALUE
CONSUMER DISCRETIONARY: 19.3%
MEDIA: 8.5%
Comcast Corp. Class A(a)	41,514,330	$1,402,354,067
Time Warner, Inc.(a)	60,101,400	1,054,779,570
News Corp. Ltd., Class A	59,679,238	1,009,772,707
Liberty Media Corp. Series A(a)	33,502,700	347,422,999
Interpublic Group of Companies, Inc.(a)	3,608,400	44,311,152

		3,858,640,495
CONSUMER DURABLES & APPAREL: 4.9%
Sony Corp. ADR(b) (Japan)	26,490,800	1,060,161,816
Matsushita Electric Industrial Co., Ltd. ADR(b) (Japan)	45,019,900	662,692,928
Whirlpool Corp.(c)	4,388,050	297,202,627
VF Corp.	3,467,900	205,091,606

		2,225,148,977
RETAILING: 2.2%
May Department Stores Co.(c)	17,894,400	662,450,688
Gap, Inc.	8,972,500	195,959,400
Dillard’s, Inc. Class A(c)	5,177,500	139,274,750

		997,684,838
HOTELS, RESTAURANTS & LEISURE: 2.0%
McDonald’s Corp.	29,380,400	914,905,656

TRADING COMPANIES & DISTRIBUTORS: 0.9%
Genuine Parts Co.(c)	8,953,800	389,400,762

AUTOMOBILES & COMPONENTS: 0.8%
Honda Motor Co. Ltd. ADR(b) (Japan)	7,670,400	192,066,816
Delphi Corp.(c)	36,051,632	161,511,311

		353,578,127

		8,739,358,855
FINANCIALS: 17.0%
INSURANCE: 6.5%
St. Paul Travelers Companies, Inc.	20,706,550	760,551,581
Loews Corp.	7,518,900	552,939,906
Chubb Corp.	5,738,750	454,910,713
Safeco Corp.	5,058,600	246,404,406
Genworth Financial, Inc. Class A	8,869,300	244,083,136
Torchmark Corp.	4,525,800	236,246,760
UnumProvident Corp.	11,748,800	199,964,576
AEGON N.V.(b) (Netherlands)	12,895,400	173,572,084
MBIA, Inc.	1,567,000	81,922,760

		2,950,595,922
DIVERSIFIED FINANCIALS: 4.4%
Capital One Financial Corp.	10,676,000	798,244,520
Citigroup, Inc.	9,551,200	429,230,928
JPMorgan Chase & Co.	11,317,128	391,572,629
CIT Group, Inc.	9,570,100	363,663,800

		1,982,711,877

BANKS: 3.8%
Wachovia Corp.	15,550,300	791,665,773
Golden West Financial Corp.	8,898,600	538,365,300
Wells Fargo & Co.	6,046,600	361,586,680

		1,691,617,753
REAL ESTATE: 2.3%
Equity Office Properties Trust(c)	23,060,300	694,806,839
Equity Residential Properties Trust	11,143,500	358,932,135

		1,053,738,974

		7,678,664,526
HEALTH CARE: 14.3%
HEALTH CARE EQUIPMENT & SERVICES: 8.2%
HCA, Inc.(c)	26,618,400	1,425,947,688
Cardinal Health, Inc.	19,857,450	1,108,045,710
Wellpoint, Inc.(a)	5,659,000	709,355,650
Becton, Dickinson & Co.	4,222,350	246,669,687
Thermo Electron Corp.(a,c)	8,633,400	218,338,686

		3,708,357,421
PHARMACEUTICALS & BIOTECHNOLOGY: 6.1%
Schering-Plough Corp.	42,190,500	765,757,575
Pfizer, Inc.	26,967,925	708,447,390
GlaxoSmithKline PLC ADR(b) (United Kingdom)	13,198,900	606,093,488
Wyeth	10,868,800	458,445,984
Bristol-Myers Squibb Co.	8,105,050	206,354,573

		2,745,099,010

		6,453,456,431
INFORMATION TECHNOLOGY: 11.9%
TECHNOLOGY HARDWARE & EQUIPMENT: 8.3%
Hewlett-Packard Co.	65,527,163	1,437,665,956
Xerox Corp.(a,c)	64,316,500	974,394,975
Motorola, Inc.	35,806,900	536,029,293
NCR Corp.(a)	7,423,800	250,479,012
Storage Technology Corp.(a,c)	7,511,200	231,344,960
Avaya, Inc.(a)	16,329,400	190,727,392
Freescale Semiconductor, Inc. Class A(a)	5,482,700	92,931,765
Freescale Semiconductor, Inc. Class B(a)	1,621,547	27,971,686

		3,741,545,039
SOFTWARE & SERVICES: 3.6%
Electronic Data Systems Corp.(c)	33,547,600	693,428,892
Computer Sciences Corp.(a,c)	12,893,600	591,171,560
BMC Software, Inc.(a,c)	15,487,600	232,314,000
Compuware Corp.(a,c)	19,357,100	139,371,120

		1,656,285,572

		5,397,830,611

ENERGY: 9.2%
OIL & GAS: 7.7%
ChevronTexaco Corp.	13,960,128	$814,015,064
Unocal Corp.	11,456,400	706,745,316
Shell Transport & Trading Co. PLC ADR(b) (United Kingdom)	12,111,400	658,375,704
ConocoPhillips	5,643,400	608,584,256
Occidental Petroleum Corp.	5,153,100	366,746,127
Amerada Hess Corp.	3,571,400	343,604,394

		3,498,070,861
ENERGY EQUIPMENT & SERVICES: 1.5%
Baker Hughes, Inc.	9,717,750	432,342,697
Schlumberger Ltd.(b) (Netherlands Antilles)	3,170,400	223,449,792

		655,792,489

		4,153,863,350
MATERIALS: 8.2%
CHEMICALS: 6.1%
Dow Chemical Co.	17,593,114	877,016,733
Akzo Nobel N.V. ADR(b,c) (Netherlands)	18,186,723	836,225,524
Rohm and Haas Co.	6,784,500	325,656,000
Syngenta A.G. ADR(b) (Switzerland)	12,651,800	265,687,800
Engelhard Corp.(c)	7,466,100	224,206,983
NOVA Chemicals Corp.(b,c) (Canada)	4,752,570	204,122,881
Lubrizol Corp.	929,100	37,758,624
Bayer A.G. ADR(b) (Germany)	116,900	3,868,221

		2,774,542,766
METALS AND MINING: 1.6%
Rio Tinto PLC ADR(b) (United Kingdom)	4,630,831	600,850,322
Alcoa, Inc.	3,671,983	111,591,563

		712,441,885
PAPER AND FOREST PRODUCTS: 0.5%
International Paper Co.	5,689,300	209,309,347

		3,696,293,998
INDUSTRIALS: 6.4%
TRANSPORTATION: 3.6%
Union Pacific Corp.(c)	14,860,950	1,035,808,215
Fedex Corp.	6,279,900	589,996,605

		1,625,804,820
CAPITAL GOODS: 1.6%
Masco Corp.	9,510,900	329,742,903
Fluor Corp.(c)	4,375,550	242,536,736
Volvo A.B. ADR(b) (Sweden)	3,360,200	149,192,880

		721,472,519
COMMERCIAL SERVICES & SUPPLIES: 0.9%
Pitney Bowes, Inc.	6,157,150	277,810,608
R.R. Donnelley & Sons Co.	4,890,464	154,636,472

		432,447,080
ELECTRONIC EQUIPMENT & INSTRUMENTS: 0.3%
American Power Conversion Corp.	4,862,281	126,954,157

		2,906,678,576
UTILITIES: 3.0%
ELECTRIC UTILITIES: 1.7%
Duke Energy Corp.	26,869,200	752,606,292

MULTI-UTILITIES & UNREGULATED POWER: 1.3%
American Electric Power Co., Inc.	7,630,910	259,908,795
FirstEnergy Corp.	4,486,500	188,208,675
Scottish Power PLC ADR(b) (United Kingdom)	4,586,800	143,108,160

		591,225,630

		1,343,831,922
TELECOMMUNICATION SERVICES: 2.6%
DIVERSIFIED TELECOM SERVICES: 2.1%
AT&T Corp.(c)	51,453,180	964,747,125

WIRELESS TELECOM SERVICES: 0.5%
Vodafone Group PLC ADR(b) (United Kingdom)	8,073,000	214,418,880

		1,179,166,005
CONSUMER STAPLES: 1.8%
FOOD, BEVERAGE AND TOBACCO: 1.8%
Unilever N.V.(b) (Netherlands)	11,814,000	808,313,880

TOTAL COMMON STOCKS (Cost $32,745,928,301)		42,357,458,154

SHORT-TERM INVESTMENTS: 6.2%

	PAR VALUE	MARKET VALUE
SSgA Prime Money Market Fund	$224,686,694	$224,686,694
State Street Repurchase Agreement, 2.38%, 4/1/05, maturity value $758,217,123 (collateralized by U.S. Treasury Securities, value $773,331,345, 0.00%-4.875%, 8/11/05-2/15/12)	758,167,000	758,167,000
U.S. Treasury Bills
4/7/05	150,000,000	149,936,500
4/14/05	300,000,000	299,744,875
4/21/05	225,000,000	224,689,861
4/28/05	250,000,000	249,611,875
5/5/05	125,000,000	124,707,222
5/19/05	300,000,000	299,093,999
6/9/05	175,000,000	174,099,406
6/30/05	325,000,000	322,926,094

TOTAL SHORT-TERM INVESTMENTS (Cost $2,827,663,526)		2,827,663,526

TOTAL INVESTMENTS (Cost $35,573,591,827)	99.9%	45,185,121,680
OTHER ASSETS LESS LIABILITIES	0.1	30,924,076

TOTAL NET ASSETS	100.0%	$45,216,045,756

(a)	Non-income producing
(b)	Foreign security denominated in U.S. Dollars
(c)	Affiliated issuer

Notes to Portfolio of Investments

The financial information in the Portfolio of Investments has been taken from the records of the Fund and has not been audited by our independent accountants who do not express an opinion thereon. The financial statements of the Fund will be subject to audit by our independent accountants as of the close of the calendar year.

Security Valuation.    The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (the “NYSE”), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Stocks are valued at market, using as a price the official quoted close price or the last sale of the day at the close of the NYSE or, if not available, at the mean between the exchange-listed bid and ask prices for the day. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Security Transactions.    Security transactions are recorded by the Fund as of the date the trades are executed with brokers.

Income Tax Matters.    At March 31, 2005, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $9,611,529,853 of which $10,130,457,305 represented appreciated securities and $518,927,452 represented depreciated securities.

Investments in Affiliates.    A company is considered to be an affiliate of the Fund under the Investment Company Act of 1940 if the Fund’s holdings in that company represent 5% or more of the outstanding shares of that company. Details on the holdings and related transactions in affiliates during the three-month period ended March 31, 2005 were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income[1]	Market Value of Affiliates at March 31, 2005
AT&T Corp.	52,008,200		(555,020)	51,453,180	$12,245,210	$964,747,125
Akzo Nobel N.V. ADR (Netherlands)	18,186,723			18,186,723	—	836,225,524
BMC Software, Inc.	11,787,600	3,700,000		15,487,600	— [2]	232,314,000
Computer Sciences Corp.	12,893,600			12,893,600	— [2]	591,171,560
Compuware Corp.	19,357,100			19,357,100	— [2]	139,371,120
Delphi Corp.	36,051,632			36,051,632	1,081,549	161,511,311
Dillard’s, Inc. Class A	5,177,500			5,177,500	207,100	139,274,750
Electronic Data Systems Corp.	33,204,400	343,200		33,547,600	1,660,220	693,428,892
Engelhard Corp.	6,266,100	1,200,000		7,466,100	871,932	224,206,983
Equity Office Properties Trust	22,260,300	800,000		23,060,300	11,530,150	694,806,839
Fluor Corp.	4,375,550			4,375,550	700,088	242,536,736
Genuine Parts Co.	8,953,800			8,953,800	2,798,063	389,400,762
HCA, Inc.	26,418,400	200,000		26,618,400	3,460,392	1,425,947,688
May Department Stores Co.	17,894,400			17,894,400	4,384,128	662,450,688
NOVA Chemicals Corp. (Canada)	4,752,570			4,752,570	326,568	204,122,881
Storage Technology Corp.	7,511,200			7,511,200	— [2]	231,344,960
Thermo Electron Corp.	7,433,400	1,200,000		8,633,400	— [2]	218,338,686
Union Pacific Corp.	13,860,950	1,000,000		14,860,950	4,458,285	1,035,808,215
Whirlpool Corp.	4,388,050			4,388,050	1,886,861	297,202,627
Xerox Corp.	45,764,500	18,552,000		64,316,500	— [2]	974,394,975

					$45,610,546	$10,358,606,322

[1]	Net of foreign taxes, if any
[2]	Non-income producing

Other.    For more information regarding the Fund and its holdings, please see the Fund’s most recent Prospectus and Annual Report.

Dodge & Cox International Stock Fund

Portfolio of Investments

(unaudited)	March 31, 2005

COMMON STOCKS: 89.6%

	SHARES	MARKET VALUE
FINANCIALS: 18.0%
BANKS: 14.0%
Royal Bank of Scotland Group PLC (United Kingdom)	5,090,972	$161,990,414
Mitsubishi Tokyo Financial Group, Inc. ADR(b) (Japan)	16,949,200	146,610,580
Banco Santander Central Hispano (Spain)	11,920,000	145,070,994
Shinsei Bank, Ltd. (Japan)	21,265,000	120,998,554
DBS Group Holdings Ltd. (Singapore)	11,342,000	102,372,062
Kookmin Bank ADR(a,b) (South Korea)	1,947,900	86,973,735
Standard Bank Group Limited (South Africa)	7,496,234	75,507,512
Standard Chartered PLC (United Kingdom)	2,555,000	45,959,402
Danske Bank (Denmark)	1,445,300	41,925,731

		927,408,984
DIVERSIFIED FINANCIALS: 2.0%
Credit Suisse Group (Switzerland)	2,625,000	112,661,415
Euler & Hermes (France)	210,100	17,346,195

		130,007,610
INSURANCE: 2.0%
AEGON N.V. (Netherlands)	5,000,000	67,462,040
Converium Holdings AG (Switzerland)	6,783,328	63,782,390

		131,244,430

		1,188,661,024
CONSUMER DISCRETIONARY: 17.9%
CONSUMER DURABLES & APPAREL: 11.8%
Sony Corp. ADR(b) (Japan)	4,676,500	187,153,530
Matsushita Electric Industrial Co., Ltd. (Japan)	12,512,000	184,403,339
Electrolux A.B. (Sweden)	6,783,100	157,786,664
Thomson S.A. (France)	3,500,000	94,356,129
Corporacion Geo S.A. Series B(a,c) (Mexico)	31,367,100	67,835,181
Consorcio Ara S.A.(a,c) (Mexico)	18,217,700	60,410,265
Makita Corp. (Japan)	1,383,000	25,259,214

		777,204,322
AUTOMOBILES & COMPONENTS: 3.0%
Honda Motor Co. Ltd. ADR(b) (Japan)	5,151,700	128,998,568
Fiat SPA ADR(a, b) (Italy)	4,960,700	36,064,289
Suzuki Motor Corp. (Japan)	1,893,000	33,867,581

		198,930,438
MEDIA: 2.8%
News Corp. Ltd., Class A(b) (United States)	10,967,492	185,569,965

HOTELS, RESTAURANTS & LEISURE: 0.3%
Elior (France)	1,531,757	19,475,904

		1,181,180,629
MATERIALS: 14.5%
CHEMICALS: 10.2%
BASF A.G. (Germany)	1,275,400	90,405,130
Bayer A.G. (Germany)	2,647,000	87,381,929
Makhteshim-Agan Industries, Ltd. (Israel)	14,800,000	82,666,972
Akzo Nobel N.V. (Netherlands)	1,591,100	72,631,593
Kemira Oyj (Finland)	4,434,800	68,687,970
Yara International A.S.A.(a) (Norway)	4,118,710	62,550,426
LANXESS A.G.(a) (Germany)	2,844,700	58,623,580
Imperial Chemical Industries PLC (United Kingdom)	9,778,000	49,422,002
NOVA Chemicals Corp. (Canada)	751,200	32,067,919
Givaudan (Switzerland)	43,100	27,665,845
Syngenta A.G. ADR(b) (Switzerland)	1,005,500	21,115,500
Kemira GrowHow Oyj(a) (Finland)	1,757,393	16,513,747

		669,732,613
CONSTRUCTION MATERIALS: 2.4%
Lafarge S.A. (France)	1,148,422	111,188,749
Rinker Group Ltd. (Australia)	5,550,000	46,318,620

		157,507,369
METALS AND MINING: 1.9%
BHP Billiton Ltd. (Australia)	5,260,078	72,636,618
Rio Tinto PLC (United Kingdom)	1,684,400	54,455,501

		127,092,119

		954,332,101
ENERGY: 8.4%
OIL & GAS: 6.9%
Royal Dutch Petroleum Co.(b) (Netherlands)	2,835,000	170,213,400
Norsk Hydro A.S.A. ADR(b) (Norway)	1,936,500	161,678,385
Total S.A. (France)	518,500	121,301,091

		453,192,876
ENERGY EQUIPMENT & SERVICES: 1.5%
Schlumberger Ltd.(b) (Netherlands Antilles)	1,420,000	100,081,600

		553,274,476
INFORMATION TECHNOLOGY: 8.0%
TECHNOLOGY HARDWARE & EQUIPMENT: 8.0%
Seiko Epson Corp. (Japan)	4,400,000	163,350,590
Brother Industries, Ltd.(c) (Japan)	16,113,000	154,809,850
Oce N.V.(c) (Netherlands)	5,422,000	86,648,556
LG.Philips LCD Co., Ltd. ADR(a,b) (South Korea)	3,400,000	73,270,000
EPCOS AG(a) (Germany)	1,970,000	27,218,374
Canon, Inc. (Japan)	364,500	19,550,161

		524,847,531

CONSUMER STAPLES: 7.0%
FOOD, BEVERAGE AND TOBACCO: 6.1%
Unilever N.V.(b) (Netherlands)	1,943,900	$133,001,638
Nestle S.A. (Switzerland)	486,000	132,929,500
Fomento Economico Mexicano, S.A. de C.V. ADR(b) (Mexico)	1,959,700	104,941,935
Kikkoman Corp. (Japan)	2,891,000	28,989,552

		399,862,625
PERSONAL PRODUCTS: 0.9%
Aderans Co.(c) (Japan)	2,733,200	58,001,306

		457,863,931
TELECOMMUNICATION SERVICES: 4.8%
WIRELESS TELECOM SERVICES: 2.5%
Vodafone Group PLC ADR(b) (United Kingdom)	6,205,000	164,804,800

DIVERSIFIED TELECOM SERVICES: 2.3%
KT Corp. ADR(b) (South Korea)	7,188,400	153,184,804

		317,989,604
INDUSTRIALS: 4.6%
CAPITAL GOODS: 2.8%
Volvo A.B. (Sweden)	1,861,600	82,264,519
Kidde PLC (United Kingdom)	13,230,200	41,747,397
Sulzer A.G. (Switzerland)	85,500	36,802,624
CNH Global N.V.(b) (Netherlands)	1,108,520	20,829,091

		181,643,631
TRANSPORTATION: 1.1%
Central Japan Railway (Japan)	8,740	74,840,912

ELECTRONIC EQUIPMENT & INSTRUMENTS: 0.7%
Nexans SA(c) (France)	1,166,440	48,227,175

		304,711,718
HEALTH CARE: 4.4%
PHARMACEUTICALS & BIOTECHNOLOGY: 3.0%
GlaxoSmithKline PLC ADR(b) (United Kingdom)	4,255,000	195,389,600

HEALTH CARE EQUIPMENT & SERVICES: 1.4%
MEDICEO Holdings Co., Ltd. (Japan)	7,196,000	95,651,322

		291,040,922
UTILITIES: 2.0%
MULTI-UTILITIES & UNREGULATED POWER: 1.2%
National Grid Transco PLC (United Kingdom)	8,300,000	76,885,105

ELECTRIC UTILITIES: 0.8%
Scottish Power PLC ADR(b) (United Kingdom)	1,840,600	57,426,720

		134,311,825

TOTAL COMMON STOCKS (Cost $5,293,482,670)		5,908,213,761

PREFERRED STOCKS: 5.9%
ENERGY: 2.0%
OIL & GAS: 2.0%
Petroleo Brasileiro S.A. ADR(b) (Brazil)	3,495,700	134,479,579

HEALTH CARE: 1.7%
HEALTH CARE EQUIPMENT & SERVICES: 1.7%
Fresenius Medical Care (Germany)	1,892,275	109,017,133

FINANCIALS: 1.5%
BANKS: 1.5%
Uniao de Bancos Brasileiros Sponsored GDR(b) (Brazil)	2,916,500	100,269,270

UTILITIES: 0.7%
GAS UTILITIES 0.7%
Ultrapar Participacoes S.A. ADR(b) (Brazil)	2,950,785	47,094,528

TOTAL PREFERRED STOCKS (Cost $304,795,653)		390,860,510

SHORT-TERM INVESTMENTS: 4.7%

	PAR VALUE	MARKET VALUE
SSgA Prime Money Market Fund	$32,415,170	$32,415,170
State Street Repurchase Agreement, 2.38%, 4/1/05, maturity value $251,997,659 (collateralized by U.S. Treasury Securities, value $257,025,520, 0.00%-4.875%, 8/11/05-2/15/12)	251,981,000	251,981,000
U.S. Treasury Bills 4/21/05	25,000,000	24,964,653

TOTAL SHORT-TERM INVESTMENTS (Cost $309,360,823)		309,360,823

TOTAL INVESTMENTS (Cost $5,907,639,146)	100.2%	6,608,435,094
OTHER ASSETS LESS LIABILITIES	(0.2)	(14,638,960)

TOTAL NET ASSETS	100.0%	$6,593,796,134

(a)	Non-income producing
(b)	Denominated in U.S. Dollars
(c)	Affiliated issuer

Notes to Portfolio of Investments

The financial information in the Portfolio of Investments has been taken from the records of the Fund and has not been audited by our independent accountants who do not express an opinion thereon. The financial statements of the Fund will be subject to audit by our independent accountants as of the close of the calendar year.

Security Valuation.    The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (the “NYSE”), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Listed securities are valued at market, using as a price the official quoted close price or the last sale on the date of determination on the principal exchange on which such securities are traded or, if not available, at the mean between the exchange listed bid and ask prices for the day. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Security values are not discounted based on the size of the Fund’s position. If market quotations are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the security is valued at fair value as determined in good faith by or at the direction of the Trust’s Board of Trustees. The Fund may use fair value pricing in calculating its NAV when, for example, (i) the primary market for a security is closed or if trading of a security is suspended or limited, (ii) the Fund determines that the price provided by a pricing service is inaccurate or unreliable, or (iii) the Fund determines that a significant event affecting the value of a security has occurred before the close of the NYSE but after the close of the security’s primary market. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying a resulting change in value. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing computerized pricing models. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. Foreign securities are converted to U.S. dollars using prevailing exchange rates. Short-term securities are valued at amortized cost which approximates current value.

Security Transactions.    Security transactions are recorded by the Fund as of the date the trades are executed with brokers.

Income Tax Matters.    At March 31, 2005, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $700,795,948 of which $730,829,224 represented appreciated securities and $30,033,276 represented depreciated securities.

Investments in Affiliates.    A company is considered to be an affiliate of the Fund under the Investment Company Act of 1940 if the Fund's holdings in that company represent 5% or more of the outstanding shares of that company. Details on the holdings and related transactions in affiliates during the three-month period ended March 31, 2005 were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income[1]		Market Value of Affiliates at March 31, 2005
Aderans Co. (Japan)	2,233,200	500,000	—	2,733,200	$375,941		$58,001,306
Brother Industries, Ltd. (Japan)	8,000,000	8,113,000	—	16,113,000	698,508		154,809,850
Consorcio Ara S.A. (Mexico)	18,217,700	—	—	18,217,700	—	[2]	60,410,265
Corporacion Geo S.A. (Mexico)	7,191,600	24,175,500	—	31,367,100	—	[2]	67,835,181
Nexans S.A. (France)	1,166,440	—	—	1,166,440	—		48,227,175
Oce N.V. (Netherlands)	3,649,767	1,772,233	—	5,422,000	—		86,648,556

					$1,074,449		$475,932,333

[1]	Net of foreign taxes, if any
[2]	Non-income producing

Other.    For more information regarding the Fund and its holdings, please see the Fund’s most recent Prospectus and Annual Report.

Dodge & Cox Balanced Fund

Portfolio of Investments

(unaudited)	March 31, 2005

COMMON STOCKS: 58.5%

	SHARES	MARKET VALUE
CONSUMER DISCRETIONARY: 12.4%
MEDIA: 5.3%
Comcast Corp. Class A(a)	12,373,216	$417,967,236
Time Warner, Inc.(a)	18,204,600	319,490,730
News Corp. Ltd., Class A	18,617,900	315,014,868
Liberty Media Corp. Series A(a)	10,289,200	106,699,004
Interpublic Group of Companies, Inc.(a)	1,069,000	13,127,320

		1,172,299,158
CONSUMER DURABLES & APPAREL: 3.0%
Sony Corp. ADR(b) (Japan)	7,643,600	305,896,872
Matsushita Electric Industrial Co., Ltd. ADR(b) (Japan)	13,087,700	192,650,944
Whirlpool Corp.	1,474,900	99,894,977
VF Corp.	1,051,700	62,197,538

		660,640,331
RETAILING: 1.5%
May Department Stores Co.	5,534,950	204,903,849
Gap, Inc.	3,552,800	77,593,152
Dillard’s, Inc. Class A	1,461,500	39,314,350

		321,811,351
HOTELS, RESTAURANTS & LEISURE: 1.3%
McDonald’s Corp.	9,079,850	282,746,529

TRADING COMPANIES & DISTRIBUTORS: 0.7%
Genuine Parts Co.	3,335,750	145,071,768

AUTOMOBILES & COMPONENTS: 0.6%
Honda Motor Co. Ltd. ADR(b) (Japan)	2,863,300	71,697,032
Delphi Corp.	12,515,664	56,070,175

		127,767,207

		2,710,336,344
FINANCIALS: 10.7%
INSURANCE: 4.2%
St. Paul Travelers Companies, Inc.	5,952,900	218,650,017
Loews Corp.	2,241,500	164,839,910
Chubb Corp.	1,784,612	141,466,193
Torchmark Corp.	1,751,600	91,433,520
Safeco Corp.	1,800,200	87,687,742
Genworth Financial, Inc. Class A	2,570,000	70,726,400
UnumProvident Corp.	3,795,400	64,597,708
AEGON N.V.(b) (Netherlands)	4,100,000	55,186,000
MBIA, Inc.	562,750	29,420,570

		924,008,060
DIVERSIFIED FINANCIALS: 2.8%
Capital One Financial Corp.	3,200,500	239,301,385
Citigroup, Inc.	3,180,900	142,949,646
JPMorgan Chase & Co.	3,170,088	109,685,045
CIT Group, Inc.	2,860,500	108,699,000

		600,635,076
BANKS: 2.3%
Wachovia Corp.	4,509,500	229,578,645
Golden West Financial Corp.	3,025,700	183,054,850
Wells Fargo & Co.	1,560,950	93,344,810

		505,978,305
REAL ESTATE: 1.4%
Equity Office Properties Trust	6,755,500	203,543,215
Equity Residential Properties Trust	2,901,000	93,441,210

		296,984,425

		2,327,605,866
HEALTH CARE: 8.7%
HEALTH CARE EQUIPMENT & SERVICES: 5.0%
HCA, Inc.	7,796,000	417,631,720
Cardinal Health, Inc.	5,726,400	319,533,120
Wellpoint, Inc.(a)	1,602,600	200,885,910
Becton, Dickinson & Co.	1,317,900	76,991,718
Thermo Electron Corp.(a)	3,035,850	76,776,646

		1,091,819,114
PHARMACEUTICALS & BIOTECHNOLOGY: 3.7%
Schering-Plough Corp.	12,302,450	223,289,468
Pfizer, Inc.	7,886,367	207,174,861
GlaxoSmithKline PLC ADR(b) (United Kingdom)	3,875,400	177,958,368
Wyeth	3,266,800	137,793,624
Bristol-Myers Squibb Co.	2,189,650	55,748,489

		801,964,810

		1,893,783,924
INFORMATION TECHNOLOGY: 7.3%
TECHNOLOGY HARDWARE & EQUIPMENT: 5.0%
Hewlett-Packard Co.	19,651,431	431,152,396
Xerox Corp.(a)	18,304,050	277,306,358
Motorola, Inc.	10,200,600	152,702,982
Storage Technology Corp.(a)	2,742,500	84,469,000
NCR Corp.(a)	2,231,850	75,302,619
Avaya, Inc.(a)	3,793,250	44,305,160
Freescale Semiconductor, Inc. Class A(a)	1,800,400	30,516,780
Freescale Semiconductor, Inc. Class B(a)	469,693	8,102,204

		1,103,857,499
SOFTWARE & SERVICES: 2.3%
Electronic Data Systems Corp.	9,584,600	198,113,682
Computer Sciences Corp.(a)	3,916,400	179,566,940
BMC Software, Inc.(a)	4,525,100	67,876,500
Compuware Corp.(a)	6,938,700	49,958,640

		495,515,762

		1,599,373,261
ENERGY: 5.6%
OIL & GAS: 4.7%
ChevronTexaco Corp.	3,843,016	224,086,263
Unocal Corp.	3,542,100	218,512,149

Shell Transport & Trading Co. PLC ADR(b) (United Kingdom)	3,615,000	$196,511,400
ConocoPhillips	1,683,300	181,527,072
Occidental Petroleum Corp.	1,462,500	104,086,125
Amerada Hess Corp.	1,014,300	97,585,803

		1,022,308,812
ENERGY EQUIPMENT & SERVICES: 0.9%
Baker Hughes, Inc.	2,984,400	132,775,956
Schlumberger Ltd.(b) (Netherlands Antilles)	1,050,000	74,004,000

		206,779,956

		1,229,088,768
MATERIALS: 5.1%
CHEMICALS: 3.8%
Dow Chemical Co.	5,528,659	275,603,651
Akzo Nobel N.V. ADR(b) (Netherlands)	5,558,051	255,559,185
Rohm and Haas Co.	2,102,800	100,934,400
Syngenta A.G. ADR(b) (Switzerland)	3,434,400	72,122,400
NOVA Chemicals Corp.(b) (Canada)	1,442,870	61,971,267
Engelhard Corp.	1,654,500	49,684,635
Lubrizol Corp.	321,400	13,061,696
Bayer A.G. ADR(b) (Germany)	39,500	1,307,055

		830,244,289
METALS AND MINING: 1.0%
Rio Tinto PLC ADR(b) (United Kingdom)	1,455,600	188,864,100
Alcoa, Inc.	1,115,550	33,901,564

		222,765,664
PAPER AND FOREST PRODUCTS: 0.3%
International Paper Co.	1,872,900	68,903,991

		1,121,913,944
INDUSTRIALS: 4.0%
TRANSPORTATION: 2.1%
Union Pacific Corp.	4,273,700	297,876,890
Fedex Corp.	1,840,250	172,891,487

		470,768,377
CAPITAL GOODS: 1.1%
Fluor Corp.	1,840,300	102,007,829
Masco Corp.	2,459,000	85,253,530
Volvo A.B. ADR(b) (Sweden)	1,029,700	45,718,680

		232,980,039
COMMERCIAL SERVICES & SUPPLIES: 0.6%
Pitney Bowes, Inc.	1,603,450	72,347,664
R.R. Donnelley & Sons Co.	1,894,325	59,898,557

		132,246,221
ELECTRONIC EQUIPMENT & INSTRUMENTS: 0.2%
American Power Conversion Corp.	1,475,700	38,530,527

		874,525,164

UTILITIES: 1.9%
MULTI-UTILITIES & UNREGULATED POWER: 1.1%
Duke Energy Corp.	8,453,400	236,779,734

ELECTRIC UTILITIES: 0.8%
American Electric Power Co., Inc.	2,519,080	85,799,865
FirstEnergy Corp.	1,300,100	54,539,195
Scottish Power PLC ADR(b) (United Kingdom)	1,357,600	42,357,120

		182,696,180

		419,475,914
TELECOMMUNICATION SERVICES: 1.6%
DIVERSIFIED TELECOM SERVICES: 1.3%
AT&T Corp.	14,469,491	271,302,956

WIRELESS TELECOM SERVICES: 0.3%
Vodafone Group PLC ADR(b) (United Kingdom)	2,550,400	67,738,624

		339,041,580
CONSUMER STAPLES: 1.2%
FOOD, BEVERAGE AND TOBACCO: 1.2%
Unilever N.V.(b) (Netherlands)	3,790,400	259,339,168

TOTAL COMMON STOCKS (Cost $9,482,588,063)		12,774,483,933

FIXED-INCOME SECURITIES: 32.6%

	PAR VALUE	MARKET VALUE
U.S. TREASURY AND GOVERNMENT AGENCY: 11.6%
U.S. TREASURY: 10.9%
U.S. Treasury Notes
1.625%, 4/30/05	$350,000,000	$349,671,700
2.00%, 8/31/05	350,000,000	348,523,350
1.625%, 10/31/05	350,000,000	346,896,550
1.875%, 11/30/05	250,000,000	247,773,500
1.875%, 1/31/06	275,000,000	271,691,475
2.25%, 4/30/06	300,000,000	296,004,000
3.50%, 11/15/06	8,500,000	8,473,438
2.875%, 11/30/06	350,000,000	345,242,100
3.625%, 7/15/09	175,000,000	171,616,200

		2,385,892,313
GOVERNMENT AGENCY: 0.7%
Arkansas Dev. Fin. Auth. GNMA Guaranteed Bonds, 9.75%, 11/15/14	4,935,000	5,756,184
Small Business Administration (504) Series 00-20D, 7.47%, 4/1/20	21,583,720	23,321,078
Series 00-20E, 8.03%, 5/1/20	8,257,563	9,112,179
Series 00-20G, 7.39%, 7/1/20	13,104,882	14,189,833
Series 00-20I, 7.21%, 9/1/20	7,439,945	8,057,694

Series 01-20G, 6.625%, 7/1/21	$12,837,283	$13,695,877
Series 03-20J, 4.92%, 10/1/23	25,020,822	24,922,295
Series 96-20L, 6.70%, 12/1/16	3,779,267	3,952,288
Series 97-20F, 7.20%, 6/1/17	6,169,881	6,530,991
Series 97-20I, 6.90%, 9/1/17	7,539,924	7,951,591
Series 98-20D, 6.15%, 4/1/18	9,783,107	10,161,439
Series 98-20I, 6.00%, 9/1/18	4,698,402	4,868,771
Series 99-20F, 6.80%, 6/1/19	7,129,418	7,572,266

		140,092,486

		2,525,984,799
MORTGAGE-RELATED SECURITIES: 12.1%
FEDERAL AGENCY CMO AND REMIC(c): 2.2%
Fannie Mae
SMBS I-1, 6.50%, 4/1/09	100,759	102,155
SMBS L-1, 5.00%, 1/1/06	86,331	86,382
Trust (GN) 1994-13J, 7.00%, 6/17/22	3,125,007	3,180,487
Trust 1993-207 G, 6.15%, 4/25/23	9,307,234	9,401,832
Trust 1992-4H, 7.50%, 2/25/07	1,150,363	1,174,827
Trust 2001-69 OD, 5.50%, 11/25/13	2,640,885	2,642,830
Trust 2001-T7 A1, 7.50%, 2/25/41	9,855,705	10,374,710
Trust 2001-T8 A1, 7.50%, 7/25/41	10,812,899	11,354,141
Trust 2001-W3 A, 7.00%, 9/25/41	4,427,541	4,582,891
Trust 2002-33 A1, 7.00%, 6/25/32	10,070,542	10,602,387
Trust 2002-W6 2A1, 7.00%, 6/25/42	10,254,469	10,681,958
Trust 2002-W8 A2, 7.00%, 6/25/42	10,991,768	11,599,745
Trust 2003-W2 1A1, 6.50%, 7/25/42	22,031,813	22,837,362
Trust 2003-W2 1A2, 7.00%, 7/25/42	9,195,661	9,598,906
Trust 2004-W2 5A, 7.50%, 3/25/44	52,396,625	55,438,018
Trust 2003-W4 4A, 7.50%, 10/25/42	13,633,490	14,352,457
Freddie Mac
Series (GN) 16 PK, 7.00%, 8/25/23	23,263,679	24,129,686
Series 1078 GZ, 6.50%, 5/15/21	1,983,471	2,044,542
Series 1236 H, 7.25%, 4/15/07	1,446,158	1,483,187
Series 1512 I, 6.50%, 5/15/08	3,307,114	3,378,454
Series 1539 PL, 6.50%, 5/15/08	2,362,153	2,400,240
Series 1655 HB, 6.50%, 10/15/08	3,985,026	4,010,839
Series 2100 GS, 6.50%, 12/15/13	16,152,228	16,797,207
Series 2386 LG, 5.50%, 2/15/14	297,522	297,269
Series 2430 UC, 6.00%, 9/15/16	29,043,092	29,770,186
Series 2550 QP, 5.00%, 3/15/26	40,000,000	40,164,860
Series 2547 HA, 5.00%, 8/15/12	37,377,925	37,504,613
Dept. of Veterans Affairs
Trust 1995 1A-1, 7.219%, 2/15/25	1,894,090	1,995,512
Trust 1995-2C 3A, 8.792%, 6/15/25	1,189,044	1,303,444
Fannie Mae
Trust 2002-73 PM, 5.00%, 12/25/26	39,788,333	40,008,370
Trust 2003-37 HA, 5.00%, 7/25/13	103,005,779	103,792,270

		487,091,767
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 9.9%
Fannie Mae Multifamily DUS
Pool 323350, 5.607%, 11/1/08	3,489,199	3,587,549
Pool 323492, 6.042%, 1/1/09	8,140,182	8,480,072
Pool 380735, 5.965%, 10/1/08	20,797,136	21,585,921
Pool 381130, 5.57%, 1/1/06	5,917,103	5,939,223
Pool 545387, 5.836%, 1/1/12	10,955,554	11,508,282
Pool 545685, 6.017%, 4/1/12	30,891,198	32,721,344
Fannie Mae
Pool 107047, 8.00%, 1/1/09	230,481	239,579
Pool 124668, 7.50%, 7/1/19	240,690	245,669
Pool 169231, 7.50%, 8/1/10	158,569	165,304
Pool 303787 15 Year, 6.50%, 3/1/11	1,656,215	1,726,737
Pool 313524 15 Year, 6.50%, 6/1/11	6,292,294	6,560,224
Pool 313958 15 Year, 6.50%, 1/1/13	4,062,990	4,244,478
Pool 323531 15 Year, 6.50%, 1/1/13	3,687,037	3,847,859
Pool 323623 15 Year, 6.00%, 3/1/14	8,049,383	8,320,026
Pool 362446 15 Year, 7.00%, 12/1/07	1,084,410	1,113,787
Pool 44047, 7.00%, 12/1/07	668,288	686,803
Pool 535493 15 Year, 7.50%, 9/1/15	5,403,807	5,701,204
Pool 535672 15 Year, 6.00%, 1/1/16	5,383,435	5,564,111
Pool 535691 15 Year, 7.50%, 1/1/16	4,018,294	4,239,440
Pool 535849 15 Year, 7.00%, 7/1/11	1,172,999	1,204,775
Pool 535863 15 Year, 6.00%, 3/1/16	6,443,140	6,659,382
Pool 545033 15 Year, 7.50%, 12/1/15	10,033,904	10,586,117
Pool 545058 15 Year, 6.50%, 8/1/11	4,104,424	4,279,193
Pool 545302 15 Year, 5.50%, 11/1/16	22,333,188	22,783,423
Pool 545343 15 Year, 7.50%, 12/1/16	6,173,676	6,513,443
Pool 545348 15 Year, 5.50%, 12/1/16	9,697,208	9,892,703
Pool 545469 15 Year, 6.50%, 8/1/15	3,043,462	3,180,226
Pool 545705 15 Year, 6.50%, 6/1/17	27,749,538	28,984,603
Pool 545833 15 Year, 6.00%, 7/1/17	27,764,877	28,688,541
Pool 545961 15 Year, 5.50%, 2/1/14	13,405,015	13,682,971
Pool 545977 15 Year, 5.50%, 8/1/15	13,581,765	13,863,386
Pool 555066 15 Year, 5.50%, 9/1/14	17,328,803	17,688,119
Pool 555243 15 Year, 6.00%, 3/1/17	7,491,389	7,743,270
Pool 555364 15 Year, 6.00%, 3/1/18	12,161,431	12,566,616
Pool 555382 15 Year, 5.50%, 8/1/15	9,406,712	9,601,762
Pool 555439 15 Year, 6.00%, 3/1/18	11,306,536	11,683,239
Pool 555603 15 Year, 6.00%, 5/1/18	29,482,270	30,464,539
Pool 555803 20 Year, 6.50%, 1/1/22	16,554,211	17,295,242
Pool 555931 15 Year, 6.00%, 5/1/18	12,883,588	13,312,191
Pool 555961 15 Year, 6.00%, 3/1/18	10,583,898	10,935,996
Pool 563313 15 Year, 6.00%, 11/1/14	15,524,480	16,046,457
Pool 589416 15 Year, 6.00%, 7/1/16	6,279,198	6,488,090
Pool 629568 10 Year, 6.00%, 1/1/12	13,176,072	13,600,842
Pool 634364 10 Year, 6.00%, 3/1/12	13,951,358	14,404,029
Pool 638431 10 Year, 6.00%, 3/1/12	12,429,563	12,834,152
Pool 643517 10 Year, 6.00%, 4/1/12	11,141,729	11,505,559
Pool 70255, 7.50%, 9/1/07	417,019	428,469
Pool 725058 15 Year, 5.50%, 4/1/18	29,640,261	30,237,806
Pool 725073 15 Year, 5.50%, 6/1/18	32,606,681	33,264,028
Pool 725074 15 Year, 6.50%, 11/1/18	26,054,106	27,213,712
Pool 725135 15 Year, 6.00%, 5/1/18	17,058,926	17,626,431
Pool 725160 15 Year, 6.50%, 4/1/18	34,364,184	35,893,652

Pool 725172 15 Year, 6.00%, 12/1/17	$24,510,929	$25,323,039
Pool 725194 15 Year, 6.00%, 12/1/18	3,910,463	4,040,554
Pool 725224 15 Year, 6.50%, 3/1/16	11,193,765	11,670,402
Pool 725226 15 Year, 6.50%, 7/1/18	81,763,694	85,402,800
Pool 725240 15 Year, 6.00%, 3/1/18	14,077,540	14,545,862
Pool 725255 15 Year, 6.00%, 3/1/16	46,678,302	48,224,875
Pool 725273 15 Year, 6.00%, 12/1/15	64,309,441	66,440,179
Pool 725336 15 Year, 6.00%, 4/1/16	10,206,643	10,549,819
Pool 725343 15 Year, 6.50%, 12/1/14	24,540,039	25,636,204
Pool 725344 15 Year, 6.50%, 12/1/14	33,008,037	34,482,454
Pool 725354 15 Year, 6.50%, 10/1/18	23,352,519	24,401,910
Pool 725432 15 Year, 7.00%, 11/1/18	41,472,690	43,551,231
Pool 725513 15 Year, 6.00%, 12/1/18	75,407,944	77,943,371
Pool 725514 15 Year, 6.00%, 5/1/16	61,749,370	63,825,557
Pool 725518 15 Year, 7.50%, 8/1/17	91,057,259	96,081,474
Pool 725574 15 Year, 6.50%, 7/1/15	18,912,384	19,754,578
Pool 725679 15 Year, 6.00%, 6/1/17	23,353,401	24,092,353
Pool 725729 15 Year, 6.00%, 12/1/16	23,656,008	24,439,793
Pool 725790 15 Year, 6.00%, 11/1/17	19,222,949	19,869,279
Pool 725860 15 Year, 5.50%, 7/1/16	69,667,194	71,082,928
Pool 725862 15 Year, 6.00%, 8/1/17	15,857,988	16,383,404
Pool 725868 15 Year, 6.50%, 9/1/16	39,093,600	40,834,492
Pool 725952 15 Year, 6.00%, 12/1/13	54,491,690	56,297,141
Pool 725958 15 Year, 6.00%, 11/1/17	65,209,417	67,401,941
Pool 735005 10 Year, 6.00%, 10/1/14	13,934,151	14,394,631
Pool 786844 15 Year, 6.50%, 9/1/16	18,993,907	19,845,176
Freddie Mac Gold
Group (GN) G80063, 7.75%, 7/25/21	2,078,298	2,216,057
Group (GN) G80126, 7.47%, 3/17/23	713,581	761,525
Group D64097, 8.50%, 1/1/23	514,265	539,296
Group E00210 15 Year, 7.00%, 5/1/08	1,737,979	1,795,058
Group E00573 15 Year, 6.00%, 10/1/13	6,504,123	6,723,965
Group E00659 15 Year, 6.00%, 4/1/14	22,829,304	23,600,944
Group E61328 15 Year, 7.00%, 8/1/09	1,930,361	2,001,692
Group E78398 15 Year, 6.50%, 7/1/14	6,871,571	7,189,493
Group G10569 15 Year, 7.00%, 12/1/08	2,548,885	2,636,119
Group G11122 15 Year, 6.50%, 5/1/16	10,131,475	10,597,231
Group G11152 15 Year, 7.00%, 4/1/15	1,399,038	1,459,207
Group G11265 15 Year, 6.00%, 9/1/15	5,064,769	5,235,971
Group G11281 15 Year, 6.00%, 5/1/16	6,475,749	6,693,933
Group G11323 15 Year, 6.50%, 8/1/17	11,135,064	11,647,948
Group G11334 15 Year, 6.50%, 11/1/17	12,773,754	13,360,978
Group G11346 15 Year, 6.50%, 3/1/17	17,184,454	17,975,975
Group G11409 15 Year, 6.00%, 5/1/17	33,086,152	34,189,338
Group G11421 15 Year, 6.50%, 12/1/17	18,243,958	19,084,281
Group G11431 15 Year, 6.00%, 2/1/18	25,944,632	26,809,700
Group G11459 15 Year, 6.50%, 8/1/17	4,989,280	5,219,087
Group G11465 15 Year, 6.50%, 9/1/18	8,822,518	9,228,886
Group G11477 15 Year, 5.50%, 8/1/14	29,099,131	29,730,192
Group G11498 15 Year, 6.50%, 3/1/18	17,284,945	18,081,095
Group G11572 15 Year, 6.00%, 10/1/14	23,262,424	24,038,250
Group G11589 15 Year, 6.00%, 10/1/18	20,517,012	21,201,275
Group G11593 15 Year, 6.00%, 6/1/16	83,024,777	85,831,055
Group G11608 15 Year, 5.50%, 1/1/17	31,166,818	31,842,720
Group G11610 15 Year, 6.00%, 10/1/16	59,463,055	61,472,931
Group P60086 15 Year, 6.50%, 11/1/14	30,948,315	31,983,227
Freddie Mac
Group 18-0468, 8.00%, 2/1/08	99,480	102,410
Group 25-3827, 7.50%, 2/1/08	4,137	4,234
Group 27-2784, 7.25%, 1/1/08	605	618
Group 30-9878, 8.75%, 5/1/10	69,445	72,957
Group 55-5062, 8.00%, 11/1/10	425,330	439,431
Group 55-5098, 8.25%, 2/1/17	43,907	45,161
Ginnie Mae
Pool 288558, 7.97%, 4/15/20	699,546	746,813
Pool 288564, 7.97%, 5/15/20	559,090	604,016
Pool 294442, 7.97%, 8/15/20	421,055	455,069
Pool 294443, 7.97%, 8/15/20	638,321	689,446
Pool 299080, 7.97%, 10/15/20	732,505	788,243
Pool 299084, 7.97%, 1/15/21	620,113	667,040
Pool 780729, 7.50%, 1/15/08	1,520,078	1,556,753
Pool 781321, 7.50%, 11/15/24	5,930,145	6,375,152
Pool 781322, 7.50%, 10/15/25	2,861,287	3,060,747

		2,162,901,542

PRIVATE LABEL CMO & REMIC SECURITIES(c): 0.0%(h)
Union Planters Mortgage Finance Corp. Series 2000-1 A1, 7.70%, 12/25/24	7,493,399	7,842,843

		2,657,836,152

CORPORATE: 8.9%
INDUSTRIAL: 6.9%
AT&T Corp.
9.05%, 11/15/11	59,019,000	67,060,339
9.75%, 11/15/31	97,500,000	118,950,000
Amerada Hess Corp.
6.65%, 8/15/11	2,010,000	2,152,515
7.875%, 10/1/29	26,780,000	32,008,902
Cardinal Health, Inc.
6.75%, 2/15/11	5,000,000	5,389,050
4.00%, 6/15/15	6,475,000	5,724,334
CIGNA Corp.
7.00%, 1/15/11	14,705,000	16,182,250
6.375%, 10/15/11	17,820,000	19,036,928
7.65%, 3/1/23	9,745,000	11,283,599
7.875%, 5/15/27	12,157,000	14,553,497
8.30%, 1/15/33, Step Coupon	9,050,000	11,199,013
Comcast Corp., 5.30%, 1/15/14	72,805,000	72,014,702
Dillard’s, Inc.
7.375%, 6/1/06	25,275,000	26,286,000
7.13%, 8/1/18	3,500,000	3,535,000
Dow Chemical Co.
4.027%, 9/30/09(g)	24,425,000	23,532,535

6.00%, 10/1/12	$5,800,000	$6,182,516
7.375%, 11/1/29	30,170,000	36,759,761
Electronic Data Systems Corp., 6.50%, 8/1/13	35,785,000	36,596,711
Ford Motor Credit Co.
7.375%, 2/1/11	45,310,000	45,017,071
7.25%, 10/25/11	111,300,000	109,833,845
GMAC
7.75%, 1/19/10	22,600,000	21,707,210
8.875%, 6/1/10, Putable 2005	35,690,000	35,899,786
6.875%, 9/15/11	102,940,000	93,144,332
HCA, Inc.
8.75%, 9/1/10	27,750,000	31,207,234
7.875%, 2/1/11	23,798,000	25,747,128
6.95%, 5/1/12	10,000,000	10,379,560
6.25%, 2/15/13	27,250,000	27,037,613
6.75%, 7/15/13	16,250,000	16,644,599
5.75%, 3/15/14	11,685,000	11,153,379
Health Net, Inc., 9.875%, 4/15/11	37,280,000	44,385,680
Hewlett-Packard Co., 5.50%, 7/1/07	21,210,000	21,766,699
International Paper Co., 5.25%, 4/1/16	24,500,000	24,078,845
Lockheed Martin Corp.
7.65%, 5/1/16	18,500,000	22,115,029
7.75%, 5/1/26	8,500,000	10,621,133
May Department Stores Co.
7.625%, 8/15/13	5,900,000	6,631,335
7.45%, 10/15/16	11,350,000	12,731,511
7.875%, 3/1/30	8,240,000	9,628,877
6.90%, 1/15/32	54,484,000	57,598,305
6.70%, 7/15/34	20,000,000	20,598,140
8.125%, 8/15/35, Callable 2015	16,000,000	17,685,104
7.875%, 8/15/36, Callable 2016	10,440,000	11,627,560
Raytheon Co., 6.75%, 8/15/07	20,476,000	21,543,782
Time Warner Entertainment, 8.375%, 7/15/33	34,400,000	43,243,827
Time Warner, Inc. (AOL Time Warner)(f)
7.625%, 4/15/31	71,000,000	83,408,386
7.70%, 5/1/32	22,575,000	26,800,882
Wyeth
5.50%, 3/15/13	24,500,000	24,904,716
5.50%, 2/1/14	78,715,000	80,028,438
Wyeth (American Home Products)(f), 6.95%, 3/15/11	7,950,000	8,718,407
Xerox Corp., 7.20%, 4/1/16	10,000,000	10,300,000

		1,494,636,065
FINANCE: 1.7%
BankAmerica Capital II(d), 8.00%, 12/15/26, Callable 2006	14,615,000	15,876,216
BankAmerica Capital Trust VI(d), 5.625%, 3/8/35	10,000,000	9,574,630
Boston Properties, Inc.
5.625%, 4/15/15	29,500,000	29,864,266
6.25%, 1/15/13	31,081,000	33,245,916
Citicorp Capital Trust I(d), 7.933%, 2/15/27, Callable 2007	12,540,000	13,710,107
Citigroup, Inc. (First Nationwide)(f), 10.00%, 10/1/06	4,945,000	5,336,792
Cox Communications, Inc.(g), 5.45%, 12/15/14	20,570,000	20,025,059
EOP Operating Limited Partnership(e)
4.75%, 3/15/14	15,000,000	14,066,205
5.875%, 1/15/13	28,715,000	29,484,562
6.75%, 2/15/12	19,933,000	21,622,481
7.00%, 7/15/11	25,340,000	27,906,892
8.10%, 8/1/10	10,000,000	11,358,460
JPMorgan Chase (Bank One) Capital III(d, f), 8.75%, 9/1/30	23,760,000	31,967,156
JPMorgan Chase (Bank One)(f), 6.50%, 2/1/06	12,275,000	12,545,283
Safeco Corp., 7.25%, 9/1/12	12,479,000	14,076,237
St. Paul Travelers Companies, Inc., 8.125%, 4/15/10	19,885,000	22,633,226
UnumProvident Corp. (Provident Companies, Inc.)(f), 7.25%, 3/15/28	7,520,000	7,547,990
UnumProvident Corp.
6.75%, 12/15/28	21,495,000	20,836,135
7.19%, 2/1/28	6,000,000	5,755,662
7.375%, 6/15/32	4,795,000	4,884,537
7.625%, 3/1/11	21,150,000	22,736,250

		375,054,062
TRANSPORTATION: 0.3%
CSX Transportation, Inc., 9.75%, 6/15/20	5,351,000	7,522,634
Consolidated Rail Corp., 6.76%, 5/25/15, Callable 2005	4,687,857	5,030,305
Fedex Corp., 6.72%, 1/15/22	5,852,358	6,585,892
Norfolk Southern Corp., 9.75%, 6/15/20	7,389,000	10,378,316
Union Pacific Corp., 6.33%, 1/2/20	39,301,227	41,402,664

		70,919,811

		1,940,609,938

TOTAL FIXED-INCOME SECURITIES (Cost $7,071,266,985)		7,124,430,889

SHORT-TERM INVESTMENTS: 9.0%

	PAR VALUE	MARKET VALUE
SSgA Prime Money Market Fund	$108,991,643	$108,991,643
State Street Repurchase Agreement, 2.38%, 4/1/05, maturity value $523,157,584 (collateralized by U.S. Treasury Securities, value $533,589,051, 0.00%, 6/16/05-9/8/05)	523,123,000	523,123,000
U.S. Treasury Bills
4/7/05	200,000,000	199,915,333
4/14/05	200,000,000	199,810,417
4/21/05	275,000,000	274,619,166
4/28/05	150,000,000	149,767,125
5/5/05	125,000,000	124,707,222
6/2/05	200,000,000	199,070,000
6/9/05	200,000,000	198,970,750

Total Short-Term Investments (Cost $1,978,974,656)		1,978,974,656

TOTAL INVESTMENTS (Cost $18,532,829,704)	100.1%	21,877,889,478
OTHER ASSETS LESS LIABILITIES	(0.1)	(29,278,029)

TOTAL NET ASSETS	100.0%	$21,848,611,449

(a)	Non-income producing
(b)	Foreign security denominated in U.S. Dollars
(c)	CMO: Collateralized Mortgage Obligations REMIC: Real Estate Mortgage Investment Conduit

(d)	Cumulative preferred security
(e)	EOP Operating Limited Partnership is the operating partnership of Equity Office Properties Trust
(f)	When two issuers are identified, the first name refers to the acquirer or successor obligor, and the second name (within the parentheses) refers to the original issuer of the instrument.

(g)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2005, the total value of these securities is $43,557,594 or 0.2% of total net assets.

(h)	Rounds to 0.0%

Notes to Portfolio of Investments

The financial information in the Portfolio of Investments has been taken from the records of the Fund and has not been audited by our independent accountants who do not express an opinion thereon. The financial statements of the Fund will be subject to audit by our independent accountants as of the close of the calendar year.

Security Valuation.    The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (the “NYSE”), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Stocks are valued at market, using as a price the official quoted close price or the last sale of the day at the close of the NYSE or, if not available, at the mean between the exchange-listed bid and ask prices for the day. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Fixed-income securities with original maturities of one year or more are priced on the basis of valuations furnished by pricing services which utilize both dealer-supplied valuations and electronic data processing techniques. Valuations of fixed-income securities take into account appropriate factors such as institutional-size trading markets in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter listed prices. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Security Transactions.    Security transactions are recorded by the Fund as of the date the trades are executed with brokers.

Income Tax Matters.    At March 31, 2005, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $3,345,059,774 of which $3,562,604,746 represented appreciated securities and $217,544,972 represented depreciated securities.

Other.    For more information regarding the Fund and its holdings, please see the Fund’s most recent Prospectus and Annual Report.

Dodge & Cox Income Fund

Portfolio of Investments

(unaudited)	March 31, 2005

FIXED-INCOME SECURITIES: 96.8%

	PAR VALUE	MARKET VALUE
U.S. TREASURY AND GOVERNMENT AGENCY: 34.3%
U.S. TREASURY: 32.5%
Notes, 6.75%, 5/15/05	$325,000,000	$326,536,275
Notes, 2.00%, 8/31/05	400,000,000	398,312,400
Notes, 1.875%, 1/31/06	425,000,000	419,886,825
Notes, 4.625%, 5/15/06	450,000,000	455,396,400
Notes, 6.625%, 5/15/07	465,000,000	491,356,200
Notes, 3.00%, 11/15/07	275,000,000	269,027,275
Notes, 3.25%, 1/15/09	400,000,000	388,687,600

		2,749,202,975
GOVERNMENT AGENCY: 1.8%
Small Business Administration (504)
Series 01-20G, 6.625%, 7/1/21	15,124,038	16,135,576
Series 02-20L, 5.10%, 12/1/22	8,862,828	8,925,728
Series 91-20K, 8.25%, 11/1/11	868,553	916,205
Series 92-20B, 8.10%, 2/1/12	661,818	699,714
Series 92-20C, 8.20%, 3/1/12	1,396,645	1,480,345
Series 92-20D, 8.20%, 4/1/12	865,192	912,143
Series 92-20G, 7.60%, 7/1/12	2,002,111	2,103,528
Series 92-20H, 7.40%, 8/1/12	1,038,406	1,089,174
Series 92-20I, 7.05%, 9/1/12	1,405,353	1,467,975
Series 92-20J, 7.00%, 10/1/12	2,622,336	2,729,086
Series 92-20K, 7.55%, 11/1/12	2,590,153	2,716,860
Series 92-20L, 7.45%, 12/1/12	1,322,706	1,387,011
Series 93-20B, 7.00%, 2/1/13	1,437,489	1,500,460
Series 93-20C, 6.50%, 3/1/13	4,697,912	4,868,756
Series 93-20D, 6.75%, 4/1/13	2,102,859	2,182,766
Series 93-20E, 6.55%, 5/1/13	6,184,829	6,405,134
Series 93-20F, 6.65%, 6/1/13	2,701,517	2,803,435
Series 93-20L, 6.30%, 12/1/13	3,819,975	3,944,255
Series 94-20A, 6.50%, 1/1/14	3,982,464	4,127,140
Series 94-20D, 7.70%, 4/1/14	1,545,269	1,626,941
Series 94-20E, 7.75%, 5/1/14	3,911,796	4,124,726
Series 94-20F, 7.60%, 6/1/14	2,562,186	2,698,962
Series 94-20G, 8.00%, 7/1/14	1,349,135	1,430,269
Series 94-20H, 7.95%, 8/1/14	1,629,792	1,728,519
Series 94-20I, 7.85%, 9/1/14	2,085,050	2,210,528
Series 94-20K, 8.65%, 11/1/14	1,550,479	1,654,091
Series 94-20L, 8.40%, 12/1/14	2,053,978	2,187,852
Series 95-20A, 8.50%, 1/1/15	769,297	821,526
Series 95-20C, 8.10%, 3/1/15	1,344,197	1,431,311
Series 97-20E, 7.30%, 5/1/17	2,591,283	2,745,695
Series 97-20J, 6.55%, 10/1/17	3,308,993	3,462,044
Series 98-20C, 6.35%, 3/1/18	12,041,784	12,570,373
Series 98-20H, 6.15%, 8/1/18	4,217,056	4,386,310
Series 98-20L, 5.80%, 12/1/18	2,597,376	2,677,946
Series 99-20C, 6.30%, 3/1/19	2,965,237	3,103,920
Series 99-20G, 7.00%, 7/1/19	7,559,786	8,077,903
Series 99-20I, 7.30%, 9/1/19	2,489,720	2,686,195
Series 05-20B, 4.625%, 2/1/25	12,000,000	11,652,168
Series 05-20C, 4.95%, 3/1/25	8,000,000	7,927,820
Series 04-20L, 4.87%, 12/1/24	9,210,000	9,095,825

		154,696,215

		2,903,899,190

MORTGAGE-RELATED SECURITIES: 32.8%
FEDERAL AGENCY CMO(a) AND REMIC(a): 6.6%
Fannie Mae
Trust 2004-W8 3A, 7.50%, 6/25/44	42,160,365	44,611,218
Trust 1994-28 H, 6.25%, 3/25/23	2,497,756	2,514,681
Trust 1994-72 J, 6.00%, 6/25/23	9,000,000	9,223,117
Trust 1998-58 PC, 6.50%, 10/25/28	30,783,208	32,046,079
Trust 1998-58 PX, 6.50%, 9/25/28	5,585,759	5,814,772
Trust 2001-79 BA, 7.00%, 3/25/45	5,127,956	5,365,012
Trust 2001-T10 A1, 7.00%, 12/25/41	15,751,317	16,399,016
Trust 2001-T4 A1, 7.50%, 7/25/41	9,167,490	9,621,051
Trust 2002-16 XQ, 5.50%, 8/25/14	1,468,742	1,465,945
Trust 2002-33 A1, 7.00%, 6/25/32	10,941,958	11,519,825
Trust 2002-47 QC, 5.50%, 11/25/14	16,158,523	16,238,582
Trust 2002-90 A1, 6.50%, 6/25/42	21,126,419	21,898,865
Trust 2002-W6 2A1, 7.00%, 6/25/42	18,099,959	18,854,510
Trust 2002-W8 A2, 7.00%, 6/25/42	8,839,151	9,328,062
Trust 2003-07 A1, 6.50%, 12/25/42	25,290,000	26,214,678
Trust 2003-W4 3A, 7.00%, 10/25/42	17,509,238	18,253,694
Trust 2003-W1 1A1, 6.50%, 12/25/42	36,492,559	37,644,651
Trust 2003-W1 2A, 7.50%, 12/25/42	16,676,276	17,516,427
Trust 2004-W2 5A, 7.50%, 3/25/44	82,846,898	87,655,795
Trust 2005-W1 1A3, 7.00%, 10/25/44	42,508,730	44,569,906
Freddie Mac
Series (GN) 37 I, 6.00%, 6/17/22	8,511,682	8,622,529
Series 1565 G, 6.00%, 8/15/08	4,585,880	4,690,694
Series 1601 PJ, 6.00%, 10/15/08	20,100,000	20,582,237
Series 2374 QG, 6.00%, 2/15/30	10,933,519	11,069,880
Series 2394 MB, 6.00%, 1/15/15	5,347,029	5,347,803
Series T-48 1A, 7.103%, 7/25/33	16,053,266	16,794,518
Ginnie Mae Series 1999-29 PB, 7.25%, 7/16/28	8,867,956	9,179,862
Dept. of Veterans Affairs
Trust 1995-2D-4A, 9.292%, 5/15/25	751,926	813,023
Trust 1997-2Z, 7.50%, 6/15/27	40,992,408	44,190,902
Trust 1998-1 1A, 8.148%, 10/15/27	1,938,912	2,069,436

		560,116,770
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 25.9%
Fannie Mae Multifamily DUS
Pool 160329, 7.15%, 10/1/15	5,891,248	6,531,689
Pool 323822, 6.511%, 7/1/09	7,915,801	8,402,756
Pool 545059, 6.226%, 5/1/11	40,713,950	43,437,425
Pool 545209, 6.127%, 10/1/11	44,618,803	47,482,924
Pool 545685, 6.017%, 4/1/12	29,426,577	31,169,952
Pool 555191, 4.828%, 2/1/13	25,321,261	25,292,111
Fannie Mae
Pool 151777, 8.00%, 1/1/12	271,099	282,866
Pool 254307 15 Year, 6.00%, 5/1/17	6,685,666	6,908,414
Pool 260892, 8.00%, 8/1/22	166,662	173,649
Pool 303592 15 Year, 5.50%, 6/1/09	2,559,807	2,604,239
Pool 313839 15 Year, 6.50%, 11/1/12	3,268,581	3,382,029
Pool 323099 15 Year, 6.00%, 4/1/13	4,586,428	4,740,637
Pool 323623 15 Year, 6.00%, 3/1/14	5,652,854	5,842,919

Pool 323787 15 Year, 6.00%, 6/1/14	$4,437,773	$4,586,711
Pool 340181 15 Year, 7.00%, 12/1/10	2,090,988	2,175,950
Pool 353892 15 Year, 8.00%, 8/1/10	191,041	196,977
Pool 362447 15 Year, 7.00%, 7/1/08	931,130	960,389
Pool 535170 15 Year, 5.50%, 9/1/14	41,656,133	42,519,882
Pool 535829 15 Year, 7.50%, 11/1/14	1,615,325	1,676,460
Pool 535867 15 Year, 7.00%, 12/1/11	1,294,092	1,350,633
Pool 545415 15 Year, 6.00%, 1/1/17	20,643,136	21,329,878
Pool 545404 15 Year, 6.00%, 1/1/17	25,934,391	26,797,160
Pool 545723, 7.00%, 4/1/32	7,789,269	8,219,489
Pool 545774 15 Year, 6.50%, 7/1/17	29,183,478	30,483,220
Pool 545833 15 Year, 6.00%, 7/1/17	46,122,235	47,656,600
Pool 545900 15 Year, 5.50%, 7/1/17	16,186,664	16,512,986
Pool 545977 15 Year, 5.50%, 8/1/15	14,038,184	14,329,269
Pool 555066 15 Year, 5.50%, 9/1/14	18,903,207	19,295,168
Pool 555143 15 Year, 6.00%, 11/1/17	26,730,690	27,619,949
Pool 555155 15 Year, 6.00%, 1/1/18	7,667,224	7,922,292
Pool 555341 15 Year, 6.00%, 2/1/18	30,426,542	31,440,271
Pool 555382 15 Year, 5.50%, 8/1/15	7,638,250	7,796,631
Pool 555439 15 Year, 6.00%, 3/1/18	18,423,937	19,037,772
Pool 555932 15 Year, 6.00%, 4/1/18	25,578,634	26,430,246
Pool 589416 15 Year, 6.00%, 7/1/16	9,325,215	9,635,441
Pool 70255, 7.50%, 9/1/07	462,200	474,890
Pool 725049 15 Year, 5.50%, 2/1/18	30,782,229	31,402,796
Pool 725074 15 Year, 6.50%, 11/1/18	26,058,310	27,218,103
Pool 725197 15 Year, 6.50%, 1/1/18	39,904,511	41,680,565
Pool 725240 15 Year, 6.00%, 3/1/18	31,122,524	32,157,888
Pool 725255 15 Year, 6.00%, 3/1/16	45,906,171	47,427,161
Pool 725271 15 Year, 6.00%, 2/1/19	107,676,588	111,258,703
Pool 725272 15 Year, 6.00%, 1/1/19	47,158,187	48,727,015
Pool 725273 15 Year, 6.00%, 12/1/15	29,021,851	29,983,420
Pool 725417 15 Year, 6.50%, 4/1/18	98,999,830	103,406,076
Pool 725511 15 Year, 6.50%, 6/1/18	68,547,568	71,598,457
Pool 725512 15 Year, 6.50%, 3/1/17	29,257,352	30,559,527
Pool 725513 15 Year, 6.00%, 12/1/18	21,116,142	21,826,126
Pool 725518 15 Year, 7.50%, 8/1/17	39,749,398	41,942,628
Pool 725582 20 Year, 6.50%, 5/1/22	12,680,122	13,111,599
Pool 725678 15 Year, 6.00%, 2/1/19	48,639,535	50,257,643
Pool 725680 15 Year, 6.50%, 7/1/17	46,313,875	48,375,195
Pool 725767 15 Year, 6.00%, 7/1/19	39,906,145	41,233,716
Pool 725810 15 Year, 6.00%, 8/1/19	31,656,683	32,709,816
Pool 725879 15 Year, 6.00%, 8/1/19	54,762,677	56,585,939
Pool 735067 15 Year, 6.00%, 1/1/19	46,954,156	48,516,196
Pool 735070 20 Year, 6.50%, 10/1/24	46,492,357	48,457,002
Pool 735369 20 Year, 6.50%, 4/1/19	55,682,800	58,084,399
Pool 735481 15 Year, 6.00%, 8/1/18	11,000,000	11,343,750
Pool 735482 15 Year, 6.00%, 2/1/19	15,710,069	16,201,009
Freddie Mac Gold
Group (GN) G80061, 7.90%, 2/17/21	4,323,817	4,628,147
Group C90457 20 Year, 6.50%, 7/1/21	5,190,716	5,406,970
Group C90544 20 Year, 6.50%, 4/1/22	3,759,107	3,914,798
Group E00543 15 Year, 6.00%, 4/1/13	2,143,673	2,216,130
Group E00549 15 Year, 6.00%, 5/1/13	1,370,721	1,417,052
Group E00592 15 Year, 6.00%, 12/1/13	14,073,852	14,549,554
Group E00593 15 Year, 5.50%, 11/1/13	30,686,933	31,366,041
Group E00659 15 Year, 6.00%, 4/1/14	7,698,994	7,959,223
Group E01007 15 Year, 6.00%, 8/1/16	19,525,474	20,176,508
Group E01127 15 Year, 6.50%, 2/1/17	5,084,344	5,318,531
Group E01138 15 Year, 6.50%, 3/1/17	5,619,794	5,879,127
Group E78398 15 Year, 6.50%, 7/1/14	11,493,843	12,025,620
Group E81526 15 Year, 6.50%, 11/1/14	1,607,333	1,681,699
Group E85740 15 Year, 5.50%, 10/1/16	8,524,322	8,708,309
Group G01635, 7.00%, 4/1/31	42,622,300	45,057,874
Group G10139 15 Year, 7.00%, 11/1/08	347,458	357,272
Group G10446 15 Year, 6.50%, 2/1/11	1,297,234	1,354,192
Group G10692 15 Year, 6.50%, 6/1/12	2,592,977	2,712,603
Group G11029 15 Year, 6.50%, 4/1/12	2,905,062	3,032,617
Group G11068 15 Year, 7.00%, 12/1/11	2,279,311	2,388,014
Group G11090 15 Year, 6.00%, 2/1/15	5,545,470	5,732,910
Group G11115 15 Year, 7.00%, 3/1/12	1,077,982	1,129,392
Group G11122 15 Year, 6.50%, 5/1/16	22,194,277	23,214,574
Group G11185 15 Year, 5.50%, 10/1/16	11,289,178	11,532,841
Group G11191 15 Year, 6.00%, 12/1/13	2,408,003	2,488,313
Group G11283 15 Year, 6.50%, 5/1/17	16,225,831	16,973,199
Group G11287 15 Year, 6.00%, 8/1/17	39,698,036	41,023,768
Group G11288 15 Year, 6.50%, 6/1/17	22,566,184	23,605,590
Group G11336 15 Year, 6.00%, 6/1/17	9,217,930	9,525,766
Group G11375 15 Year, 5.50%, 7/1/14	18,940,546	19,359,704
Group G11392 15 Year, 6.00%, 1/1/18	22,954,215	23,720,780
Group G11409 15 Year, 6.00%, 5/1/17	40,797,941	42,158,260
Group G11421 15 Year, 6.50%, 12/1/17	5,956,505	6,230,863
Group G11430 15 Year, 6.50%, 12/1/17	33,231,553	34,762,210
Group G11431 15 Year, 6.00%, 2/1/18	10,230,537	10,571,652
Group G11459 15 Year, 6.50%, 8/1/17	9,316,535	9,745,658
Group G11493 15 Year, 6.50%, 9/1/18	13,831,285	14,473,404
Group G11521 15 Year, 6.00%, 12/1/17	38,429,095	39,710,430
Group G11601 15 Year, 6.00%, 2/1/19	27,315,249	28,223,809
Freddie Mac
Group 18-0233, 7.00%, 9/1/06	862	875
Group 18-8028, 8.00%, 1/1/08	32,648	33,731
Group 26-0671, 8.25%, 5/1/09	1,410	1,432
Group 27-2784, 7.25%, 1/1/08	784	800
Group 29-0537, 8.00%, 5/1/09	32,548	33,234
Group 29-2668, 8.00%, 8/1/09	29,425	29,976
Group 53-0142, 7.50%, 10/1/08	12,937	13,300
Ginnie Mae
Pool 289199, 7.80%, 6/15/20	294,163	316,691
Pool 289202, 7.80%, 7/15/20	270,276	290,943
Pool 289205, 7.80%, 7/15/20	284,418	302,104
Pool 296207, 7.80%, 8/15/20	778,682	838,273
Pool 296211, 7.80%, 9/15/20	381,383	410,329
Pool 296214, 7.80%, 10/15/20	294,170	312,722
Pool 303672, 7.80%, 11/15/20	335,251	360,658
Pool 303676, 7.80%, 1/15/21	894,853	956,811

Pool 307695, 7.80%, 1/15/21	$492,902	$530,285
Pool 780139, 7.50%, 5/15/25	4,874,189	5,214,320
Pool 780337, 7.25%, 2/15/06	29,769	30,062
Pool 780490 15 Year, 7.00%, 4/15/09	1,669,501	1,731,122
Pool 780710, 7.50%, 9/15/17	983,197	1,055,960
Pool 781321, 7.50%, 11/15/24	7,412,681	7,968,940
Pool 781454, 7.00%, 5/15/28	3,870,585	4,112,511

		2,187,643,086
PRIVATE LABEL CMO & REMIC SECURITIES(a): 0.3%
GSMPS Mortgage Loan Trust, Series 2004-4 1A4, 8.50%, 6/25/34(d)	24,113,120	25,885,863

		2,773,645,719

ASSET-BACKED SECURITIES: 0.2%
CA Infrastructure and Econ. Dev. Bank Special Purpose Trust PGE-1 Rate Reduction Ctf. 1997-1 A-7, 6.42%, 9/25/08	7,592,082	7,754,820
CA Infrastructure and Econ. Dev. Bank Special Purpose Trust SCE-1 Rate Reduction Ctf. 1997-1 A-6, 6.38%, 9/25/08	6,248,207	6,388,138

		14,142,958
CORPORATE: 29.5%
INDUSTRIAL: 23.1%
Amerada Hess Corp.
6.65%, 8/15/11	1,850,000	1,981,170
7.875%, 10/1/29	30,105,000	35,983,122
AT&T Corp.
9.05%, 11/15/11	79,605,000	90,451,181
9.75%, 11/15/31	113,325,000	138,256,500
Cardinal Health, Inc., 6.75%, 2/15/11	9,895,000	10,664,930
CIGNA Corp.
6.375%, 10/15/11	28,635,000	30,590,484
7.00%, 1/15/11	13,565,000	14,927,726
7.65%, 3/1/23	1,140,000	1,319,990
7.875%, 5/15/27	25,865,000	30,963,742
Comcast Corp., 5.30%, 1/15/14	85,280,000	84,354,286
Dillard’s, Inc.
7.75%, 5/15/27	8,598,000	8,984,910
6.625%, 11/15/08	3,300,000	3,399,000
7.00%, 12/1/28	2,075,000	2,012,750
7.13%, 8/1/18	21,715,000	21,932,150
7.375%, 6/1/06	4,875,000	5,070,000
7.75%, 7/15/26	13,150,000	13,873,250
Dow Chemical Co.
4.027%, 9/30/09(d)	37,862,000	36,478,561
7.375%, 11/1/29	35,350,000	43,071,182
Electronic Data Systems Corp., 6.50%, 8/1/13	41,930,000	42,881,098

Ford Motor Credit Co.
5.80%, 1/12/09	30,125,000	28,771,665
7.25%, 10/25/11	134,970,000	133,192,040
7.375%, 10/28/09	10,100,000	10,144,137
7.375%, 2/1/11	7,250,000	7,203,129
General Electric Co., 5.00%, 2/1/13	9,125,000	9,111,741
GMAC
6.875%, 9/15/11	132,825,000	120,185,506
7.75%, 1/19/10	15,375,000	14,767,626
8.875%, 6/1/10, Putable 2005	36,930,000	37,147,074
HCA, Inc.
5.75%, 3/15/14	28,675,000	27,370,402
6.25%, 2/15/13	20,200,000	20,042,561
6.75%, 7/15/13	15,025,000	15,389,852
7.875%, 2/1/11	33,675,000	36,433,084
8.75%, 9/1/10	54,595,000	61,396,718
Health Net, Inc., 9.875%, 4/15/11	50,993,000	60,712,419
Hewlett-Packard Co., 5.50%, 7/1/07	35,895,000	36,837,136
International Paper Co., 5.25%, 4/1/16	26,725,000	26,265,597
Lockheed Martin Corp., 7.65%, 5/1/16	15,025,000	17,960,990
May Department Stores Co.
6.70%, 9/15/28	17,350,000	17,945,348
6.90%, 1/15/32	25,465,000	26,920,579
7.60%, 6/1/25	13,500,000	15,216,377
7.625%, 8/15/13	7,105,000	7,985,700
7.875%, 3/1/30	35,505,000	41,489,474
7.875%, 8/15/36, Callable 2016	7,825,000	8,715,102
8.00%, 7/15/12	5,100,000	5,889,684
8.75%, 5/15/29	31,677,000	40,241,225
Raytheon Co.
6.15%, 11/1/08	3,024,000	3,163,712
6.55%, 3/15/10	10,150,000	10,877,968
6.75%, 8/15/07	6,756,000	7,108,312
7.00%, 11/1/28	2,350,000	2,712,175
7.20%, 8/15/27	15,200,000	17,845,757
Time Warner Entertainment, 8.375%, 7/15/33	36,330,000	45,670,007
Time Warner, Inc. (AOL Time Warner)(e)
7.625%, 4/15/31	63,805,000	74,955,945
7.70%, 5/1/32	47,925,000	56,896,224
Wyeth
5.50%, 2/1/14	110,945,000	112,796,228
5.50%, 3/15/13	10,070,000	10,236,347
Wyeth (American Home Products)(e), 6.95%, 3/15/11	8,155,000	8,943,222
Xerox Corp.
6.875%, 8/15/11	11,150,000	11,359,063
7.125%, 6/15/10	72,640,000	75,091,600
7.20%, 4/1/16	17,346,000	17,866,380
9.75%, 1/15/09	44,100,000	49,722,750

		1,949,776,888

FINANCE: 5.5%
BankAmerica Capital II(b), 8.00%, 12/15/26, Callable 2006	$7,620,000	$8,277,575
BankAmerica Capital Trust VI(b), 5.625%, 3/8/35	21,450,000	20,537,581
Boston Properties, Inc.
5.625%, 4/15/15	33,195,000	33,604,892
6.25%, 1/15/13	32,350,000	34,603,307
Citicorp Capital Trust I(b), 7.933%, 2/15/27, Callable 2007	6,375,000	6,969,851
Citicorp Capital Trust II(b), 8.015%, 2/15/27, Callable 2007	10,300,000	11,354,256
Citigroup, Inc. (First Nationwide)(e), 10.00%, 10/1/06	4,065,000	4,387,070
Cox Communications, Inc.(d), 5.45%, 12/15/14	24,950,000	24,289,025
EOP Operating Limited Partnership(c)
4.75%, 3/15/14	46,900,000	43,980,334
5.875%, 1/15/13	35,200,000	36,143,360
6.80%, 1/15/09	17,240,000	18,408,855
7.00%, 7/15/11	15,750,000	17,345,444
JPMorgan Chase (Bank One) Capital III(b, e), 8.75%, 9/1/30	19,095,000	25,690,776
JPMorgan Chase (Bank One)(e), 7.625%, 8/1/05	12,825,000	13,008,231
Safeco Corp.
4.875%, 2/1/10	15,110,000	15,138,679
7.25%, 9/1/12	17,873,000	20,160,637
St. Paul Travelers Companies, Inc.
7.875%, 4/15/05	13,750,000	13,767,944
8.125%, 4/15/10	21,425,000	24,386,063
UnumProvident Corp. (Provident Companies, Inc.)(e), 7.25%, 3/15/28	15,370,000	15,427,207
UnumProvident Corp.
7.19%, 2/1/28	9,060,000	8,691,050
7.375%, 6/15/32	25,470,000	25,945,601
7.625%, 3/1/11	40,360,000	43,387,000

		465,504,738
TRANSPORTATION: 0.9%
Burlington Northern Santa Fe Railway, 7.57%, 1/2/21	12,590,628	14,564,713
CSX Transportation, Inc., 9.75%, 6/15/20	10,072,000	14,159,590
Fedex Corp., 6.72%, 1/15/22	8,360,511	9,408,418
Norfolk Southern Corp., 9.75%, 6/15/20	13,908,000	19,534,662
Union Pacific Corp.
6.85%, 1/2/19	6,224,335	6,794,796
6.70%, 2/23/19	13,631,390	14,852,353

		79,314,532

		2,494,596,158

TOTAL FIXED-INCOME SECURITIES (Cost $8,118,964,061)		8,186,284,025

SHORT-TERM INVESTMENTS: 4.9%
SSgA Prime Money Market Fund	42,042,681	42,042,681
State Street Repurchase Agreement, 2.38%, 4/1/05, maturity value $373,003,658 (collateralized by U.S. Treasury securities, value $380,443,120, 0.00%-8.125%, 5/19/05-8/15/29)	372,979,000	372,979,000

TOTAL SHORT-TERM INVESTMENTS (Cost $415,021,681)		415,021,681

TOTAL INVESTMENTS (Cost $8,533,985,742)	101.7%	8,601,305,706
OTHER ASSETS LESS LIABILITIES	(1.7)	(142,632,200)

TOTAL NET ASSETS	100.0%	$8,458,673,506

(a)	CMO: Collateralized Mortgage Obligation REMIC: Real Estate Mortgage Investment Conduit

(b)	Cumulative preferred security
(c)	EOP Operating Limited Partnership is the operating partnership of Equity Office Properties Trust
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2005, the total value of these securities was $86,653,449 or 1.0% of total net assets.
(e)	When two issuers are identified, the first name refers to the acquirer or successor obligor, and the second name (within the parentheses) refers to the original issuer of the instrument.

Notes to Portfolio of Investments

The financial information in the Portfolio of Investments has been taken from the records of the Fund and has not been audited by our independent accountants who do not express an opinion thereon. The financial statements of the Fund will be subject to audit by our independent accountants as of the close of the calendar year.

Security Valuation.    The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (the “NYSE”), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Fixed-income securities with original maturities of one year or more are priced on the basis of valuations furnished by pricing services which utilize both dealer-supplied valuations and electronic data processing techniques. Valuations of fixed-income securities take into account appropriate factors such as institutional-size trading markets in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter listed prices. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Security Transactions.    Security transactions are recorded by the Fund as of the date the trades are executed with brokers.

Income Tax Matters.    At March 31, 2005, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $67,319,964 of which $151,022,170 represented appreciated securities and $83,702,206 represented depreciated securities.

Other.    For more information regarding the Fund and its holdings, please see the Fund’s most recent Prospectus and Annual Report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure control and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant’s disclosure control and procedures were effective.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached. (EX.99.CERTS)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dodge & Cox Funds

By	/s/ Harry R. Hagey
Harry R. Hagey
Chairman - Principal Executive Officer

Date:	May 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Dodge & Cox Funds

By	/s/ Harry R. Hagey
Harry R. Hagey
Chairman - Principal Executive Officer

Date:	May 13, 2005

By	/s/ John M. Loll
John M. Loll
Treasurer – Principal Financial Officer

Date:	May 13, 2005